Fair Value of Financial Instruments - Summary of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total	$ 108,500	$ 13,674
Liabilities:
Notes payable at fair value, net of debt issuance cost	157,747	3,313
Total	165,862	6,656
Fair Value, Recurring
Assets:
Interest rate swaps at fair value		9
Total		9
Liabilities:
Notes payable at fair value, net of debt issuance cost	157,747	3,313
Total	157,747	3,313
Fair Value, Recurring | Level 1
Assets:
Interest rate swaps at fair value		0
Total		0
Liabilities:
Notes payable at fair value, net of debt issuance cost	0	0
Total	0	0
Fair Value, Recurring | Level 2
Assets:
Interest rate swaps at fair value		9
Total		9
Liabilities:
Notes payable at fair value, net of debt issuance cost	157,747	3,313
Total	157,747	3,313
Fair Value, Recurring | Level 3
Assets:
Interest rate swaps at fair value		0
Total		0
Liabilities:
Notes payable at fair value, net of debt issuance cost	0	0
Total	$ 0	$ 0